TAXES ON INCOME (Reconciliation of Company's Effective Tax Rate to Statutory Tax Rate) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 19,105	$ 29,128	$ 34,960
Statutory tax rate in Israel	23.00%	23.00%	24.00%
Income taxes at statutory rate	$ 4,394	$ 6,699	$ 8,390
Increase (decrease) in tax expenses resulting from:
Tax benefit arising from reduced rate as an "Preferred Enterprise"	(2,646)	(2,527)	(4,832)
Non-deductible expenses, net	2,025	701	1,604
Adjustment for change in tax law			(1,026)
Increase (decrease) in taxes from prior years	707	(670)	(104)
Tax adjustment in respect of foreign subsidiaries' different tax rates	936	(362)	1,593
Uncertain tax position	1,037	482	1,453
Changes in valuation allowance	(52)	93	502
Others	(158)	144	(178)
Income tax expense	$ 6,243	$ 4,560	$ 7,402
Effective tax rate	33.00%	16.00%	21.00%
Per share amounts (basic and diluted) of the tax benefit resulting from an "Preferred Enterprise"	$ (0.08)	$ (0.07)	$ (0.14)